Property and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost	$ 1,104	$ 888
Accumulated amortization	592	472
Net book value	512	416
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	67	70
Accumulated amortization	42	29
Net book value	25	41
Software [Member]
Property, Plant and Equipment [Line Items]
Cost	55	90
Accumulated amortization	55	58
Net book value	0	32
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	231	152
Accumulated amortization	138	122
Net book value	93	30
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	574	399
Accumulated amortization	209	144
Net book value	365	255
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	177	177
Accumulated amortization	148	119
Net book value	$ 29	$ 58